Summary of Significant Accounting Policies - Benefit Plan (Details)	Dec. 31, 2016	Dec. 31, 2015
Corporate Information And Statement Of IFRS Compliance [Abstract]
Percentageof employee benefit plan evaluated	87.00%	18.00%